SHAREHOLDERS’ EQUITY (Details Narrative) - $ / shares	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Undeclared accumulated preferred share dividends	$ 0	$ 0
Preferred stock voting rights	No holder of Preferred Shares shall be entitled to vote on any matter submitted to a vote of shareholders	No holder of Preferred Shares shall be entitled to vote on any matter submitted to a vote of shareholders
Common stock, shares outstanding	6,188,754	5,804,254
Common stock voting rights	Each shareholder of Common Shares shall be entitled to one vote for each share of Common Shares held at all meetings of the Company’s shareholders	Each shareholder of Common Shares shall be entitled to one vote for each share of Common Shares held at all meetings of the Company’s shareholders
Common stock, shares issued	6,188,754	5,804,254